Consolidated Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Exchange-Traded Funds–52.27%
Invesco Emerging Markets Sovereign Debt ETF(b)	1,705,800	$33,501,912
Invesco High Yield Bond Factor ETF(b)	1,076,000	23,456,800
Invesco International Developed Dynamic Multifactor ETF(b)	5,817,300	132,870,041
Invesco Russell 1000® Dynamic Multifactor ETF(b)(c)	4,586,860	217,233,690
Invesco Russell 2000® Dynamic Multifactor ETF(b)(c)	1,607,300	60,514,845
Xtrackers USD High Yield Corporate Bond ETF(c)	3,043,000	106,413,710
Total Exchange-Traded Funds (Cost $488,043,726)		573,990,998
Common Stocks & Other Equity Interests–20.81%
Advertising–0.02%
Trade Desk, Inc. (The), Class A(d)	4,643	235,400
Aerospace & Defense–0.45%
Airbus SE (France)	33,150	4,153,754
CAE, Inc. (Canada)(d)	14,689	331,746
Howmet Aerospace, Inc.	9,826	399,820
		4,885,320
Air Freight & Logistics–0.40%
United Parcel Service, Inc., Class B	7,083	1,311,984
ZTO Express (Cayman), Inc. (China)	5,979	170,577
ZTO Express (Cayman), Inc., ADR (China)	103,814	2,959,737
		4,442,298
Apparel Retail–0.04%
Lojas Renner S.A. (Brazil)	99,495	423,946
Apparel, Accessories & Luxury Goods–1.35%
Brunello Cucinelli S.p.A. (Italy)	5,334	443,264
Cie Financiere Richemont S.A. (Switzerland)	14,835	2,287,345
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(d)	36,082	41,777
Hermes International (France)	1,317	2,468,187
Kering S.A. (France)	3,217	2,008,360
lululemon athletica, inc.(d)	1,153	353,833
LVMH Moet Hennessy Louis Vuitton SE (France)	6,919	6,044,331
PRADA S.p.A. (Italy)	185,000	1,180,812
		14,827,909
Application Software–1.21%
Adobe, Inc.(d)	5,286	1,957,617
Bill.com Holdings, Inc.(d)	2,100	242,802
Cadence Design Systems, Inc.(d)	4,225	772,457
Dassault Systemes SE (France)	16,213	602,584
Datadog, Inc., Class A(d)	1,518	113,562
Fair Isaac Corp.(d)	466	310,333
HubSpot, Inc.(d)	1,065	369,566
Shares		Value
Application Software–(continued)
Intuit, Inc.	6,934	$2,930,794
Manhattan Associates, Inc.(d)	4,829	629,508
Nice Ltd., ADR (Israel)	1,082	224,439
Paycom Software, Inc.(d)	1,195	387,108
Paylocity Holding Corp.(d)	4,420	920,642
Qualtrics International, Inc., Class A(d)	8,840	139,407
Roper Technologies, Inc.	1,584	675,972
SAP SE (Germany)	11,549	1,359,284
Splunk, Inc.(d)	2,737	262,123
Synopsys, Inc.(d)	3,211	1,135,891
Xero Ltd. (New Zealand)(d)	4,218	232,379
		13,266,468
Asset Management & Custody Banks–0.10%
Ameriprise Financial, Inc.	1,617	566,144
Ares Management Corp., Class A	3,301	273,950
KKR & Co., Inc., Class A	4,857	271,069
		1,111,163
Auto Parts & Equipment–0.02%
Mobileye Global, Inc., Class A (Israel)(d)	5,362	206,973
Automotive Retail–0.07%
O’Reilly Automotive, Inc.(d)	944	747,978
Biotechnology–0.42%
Abcam PLC, ADR (United Kingdom)(d)	15,537	215,498
Alnylam Pharmaceuticals, Inc.(d)	1,803	408,199
Ascendis Pharma A/S, ADR (Denmark)(d)	2,779	344,818
BeiGene Ltd., ADR (China)(d)	5,355	1,370,880
BioMarin Pharmaceutical, Inc.(d)	1,159	133,691
Brii Biosciences Ltd. (China)(d)	55,000	71,308
CSL Ltd. (Australia)	4,902	1,034,695
Neurocrine Biosciences, Inc.(d)	3,232	358,526
Sarepta Therapeutics, Inc.(d)	1,008	125,970
Zai Lab Ltd., ADR (China)(d)	13,149	554,099
		4,617,684
Brewers–0.13%
Ambev S.A. (Brazil)	377,502	1,015,834
Anheuser-Busch InBev S.A./N.V. (Belgium)	6,916	416,316
		1,432,150
Broadcasting–0.03%
Zee Entertainment Enterprises Ltd. (India)	132,763	368,827
Building Products–0.24%
Assa Abloy AB, Class B (Sweden)	44,137	1,040,241
Daikin Industries Ltd. (Japan)	5,900	1,027,281
Trane Technologies PLC	3,024	541,659
		2,609,181
Cable & Satellite–0.03%
Charter Communications, Inc., Class A(d)	784	301,299

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Casinos & Gaming–0.20%
Entain PLC (United Kingdom)	44,233	$816,183
Flutter Entertainment PLC (Ireland)(d)	7,337	1,140,718
Las Vegas Sands Corp.(d)	4,471	263,789
		2,220,690
Commodity Chemicals–0.22%
LG Chem Ltd. (South Korea)	4,229	2,390,489
Communications Equipment–0.13%
Arista Networks, Inc.(d)	4,114	518,446
Motorola Solutions, Inc.	3,378	868,180
		1,386,626
Construction & Engineering–0.15%
Quanta Services, Inc.	4,901	745,883
Valmont Industries, Inc.	813	268,071
WillScot Mobile Mini Holdings Corp.(d)	13,050	632,403
		1,646,357
Construction Machinery & Heavy Trucks–0.14%
Epiroc AB, Class A (Sweden)	77,167	1,501,177
Construction Materials–0.08%
James Hardie Industries PLC, CDI (Australia)	26,273	589,394
Vulcan Materials Co.	1,739	318,811
		908,205
Copper–0.03%
Antofagasta PLC (Chile)	4,593	98,436
Freeport-McMoRan, Inc.	5,554	247,819
		346,255
Data Processing & Outsourced Services–0.47%
Adyen N.V. (Netherlands)(d)(e)	343	518,530
Amadeus IT Group S.A. (Spain)(d)	25,498	1,604,002
Edenred (France)	14,659	797,717
ExlService Holdings, Inc.(d)	3,239	552,573
Fidelity National Information Services, Inc.	3,069	230,298
StoneCo Ltd., Class A (Brazil)(d)	13,153	146,788
Visa, Inc., Class A	5,772	1,328,772
		5,178,680
Department Stores–0.09%
Next PLC (United Kingdom)	12,659	1,038,057
Distillers & Vintners–0.43%
Davide Campari-Milano N.V. (Italy)	104,774	1,121,456
Pernod Ricard S.A. (France)	17,534	3,627,899
		4,749,355
Distributors–0.05%
Genuine Parts Co.	3,289	551,960
Diversified Banks–0.62%
Banco Bradesco S.A., Preference Shares (Brazil)	105,652	291,795
Banco Santander Chile (Chile)	5,022,598	211,148
Credicorp Ltd. (Peru)	4,372	587,160
ICICI Bank Ltd., ADR (India)	51,420	1,071,079
Kotak Mahindra Bank Ltd. (India)	164,745	3,491,959
Shares		Value
Diversified Banks–(continued)
NU Holdings Ltd., Class A (Brazil)(d)	147,474	$685,754
PT Bank Central Asia Tbk (Indonesia)	914,300	518,166
Sberbank of Russia PJSC (Russia)(d)(f)	11,951	0
TCS Group Holding PLC, GDR (Russia)(d)(e)(f)	2,132	0
		6,857,061
Diversified Metals & Mining–0.34%
Glencore PLC (Australia)	95,482	641,071
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	690,507	3,070,713
		3,711,784
Diversified Real Estate Activities–0.17%
DLF Ltd. (India)	438,151	1,914,384
Electrical Components & Equipment–0.25%
AMETEK, Inc.	4,767	690,834
Havells India Ltd. (India)	13,592	197,143
Hubbell, Inc.	2,493	570,673
Nidec Corp. (Japan)	7,300	403,933
Rockwell Automation, Inc.	945	266,518
Schneider Electric SE (France)	1,699	275,505
WEG S.A. (Brazil)	40,736	306,866
		2,711,472
Electronic Components–0.17%
Murata Manufacturing Co. Ltd. (Japan)	16,700	959,483
Omron Corp. (Japan)	2,600	150,721
TDK Corp. (Japan)	20,800	743,075
		1,853,279
Electronic Equipment & Instruments–0.28%
Keyence Corp. (Japan)	6,600	3,048,717
Environmental & Facilities Services–0.12%
Rentokil Initial PLC (United Kingdom)	153,756	932,820
Waste Connections, Inc.	2,594	344,743
		1,277,563
Fertilizers & Agricultural Chemicals–0.04%
FMC Corp.	3,279	436,533
Financial Exchanges & Data–0.50%
FactSet Research Systems, Inc.	1,078	455,929
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	700	31,462
London Stock Exchange Group PLC (United Kingdom)	13,741	1,258,933
MSCI, Inc.	994	528,371
S&P Global, Inc.	8,573	3,214,361
		5,489,056
Food Retail–0.24%
Alimentation Couche-Tard, Inc. (Canada)	33,722	1,539,926
HelloFresh SE (Germany)(d)	10,684	258,530
Kobe Bussan Co. Ltd. (Japan)	21,700	627,007
Ocado Group PLC (United Kingdom)(d)	24,498	195,752
		2,621,215
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Footwear–0.05%
Deckers Outdoor Corp.(d)	1,270	$542,900
General Merchandise Stores–0.11%
Dollarama, Inc. (Canada)	19,818	1,185,163
Gold–0.00%
Polyus PJSC, GDR (Russia)(d)(e)(f)	2,633	0
Health Care Distributors–0.07%
AmerisourceBergen Corp.	2,594	438,282
McKesson Corp.	973	368,456
		806,738
Health Care Equipment–0.52%
Boston Scientific Corp.(d)	3,943	182,364
DexCom, Inc.(d)	5,153	551,835
IDEXX Laboratories, Inc.(d)	1,500	720,750
Inspire Medical Systems, Inc.(d)	786	198,905
Insulet Corp.(d)	2,348	674,627
Intuitive Surgical, Inc.(d)	1,872	459,932
Medtronic PLC	3,990	333,923
MicroTech Medical Hangzhou Co. Ltd., H Shares (China)(d)(e)	14,600	15,498
ResMed, Inc.	7,165	1,636,271
Shockwave Medical, Inc.(d)	1,415	265,921
Siemens Healthineers AG (Germany)(e)	12,694	678,020
		5,718,046
Health Care Services–0.05%
Dr Lal PathLabs Ltd. (India)(e)	16,789	431,836
New Horizon Health Ltd. (China)(d)(e)	31,000	120,182
		552,018
Health Care Supplies–0.17%
ConvaTec Group PLC (United Kingdom)(e)	148,524	429,286
EssilorLuxottica S.A. (France)	4,475	818,855
Hoya Corp. (Japan)	5,100	561,591
		1,809,732
Health Care Technology–0.01%
Doximity, Inc., Class A(d)	3,509	123,762
Homebuilding–0.07%
D.R. Horton, Inc.	7,330	723,398
Hotels, Resorts & Cruise Lines–0.44%
H World Group Ltd. (China)	4,900	23,483
H World Group Ltd., ADR (China)	65,915	3,129,644
Hilton Worldwide Holdings, Inc.	3,322	481,989
Marriott International, Inc., Class A	2,520	438,934
Trainline PLC (United Kingdom)(d)(e)	203,010	709,178
		4,783,228
Human Resource & Employment Services–0.02%
Benefit One, Inc. (Japan)	15,000	247,972
Hypermarkets & Super Centers–0.14%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	402,068	1,574,920
Industrial Conglomerates–0.17%
Hitachi Ltd. (Japan)	9,800	514,584
Shares		Value
Industrial Conglomerates–(continued)
Siemens AG (Germany)	1,836	$285,251
SM Investments Corp. (Philippines)	63,594	1,076,199
		1,876,034
Industrial Machinery–0.43%
Aalberts N.V. (Netherlands)	10,004	473,343
Atlas Copco AB, Class A (Sweden)	184,106	2,177,504
IDEX Corp.	2,652	635,631
Lincoln Electric Holdings, Inc.	1,584	264,322
Parker-Hannifin Corp.	805	262,430
RBC Bearings, Inc.(d)	723	176,390
VAT Group AG (Switzerland)(d)(e)	1,348	420,514
Xylem, Inc.	3,098	322,223
		4,732,357
Insurance Brokers–0.07%
Arthur J. Gallagher & Co.	4,135	809,302
Integrated Oil & Gas–0.07%
Novatek PJSC, GDR (Russia)(d)(e)(f)	14,756	0
TotalEnergies SE (France)	11,939	741,738
		741,738
Interactive Home Entertainment–0.21%
NetEase, Inc., ADR (China)	26,181	2,319,898
Interactive Media & Services–1.18%
Alphabet, Inc., Class A(d)	64,163	6,341,871
Auto Trader Group PLC (United Kingdom)(e)	36,984	287,039
Meta Platforms, Inc., Class A(d)	16,534	2,463,070
Pinterest, Inc., Class A(d)	10,204	268,263
Rightmove PLC (United Kingdom)	99,911	726,782
Tencent Holdings Ltd. (China)	59,517	2,900,886
Yandex N.V., Class A (Russia)(d)(f)	38,533	0
		12,987,911
Internet & Direct Marketing Retail–0.46%
Alibaba Group Holding Ltd. (China)(d)	14,700	203,129
Amazon.com, Inc.(d)	5,040	519,775
JD.com, Inc., ADR (China)	47,151	2,806,899
Meituan, B Shares (China)(d)(e)	67,421	1,502,052
		5,031,855
Internet Services & Infrastructure–0.03%
MongoDB, Inc.(d)	1,269	271,832
Investment Banking & Brokerage–0.05%
LPL Financial Holdings, Inc.	2,317	549,407
IT Consulting & Other Services–0.64%
Amdocs Ltd.	6,558	602,877
Capgemini SE (France)	1,397	264,925
EPAM Systems, Inc.(d)	3,500	1,164,275
Gartner, Inc.(d)	2,795	945,101
Infosys Ltd. (India)	52,943	996,710
Tata Consultancy Services Ltd. (India)	75,066	3,094,011
		7,067,899
Life & Health Insurance–0.18%
AIA Group Ltd. (Hong Kong)	120,400	1,359,619
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Life & Health Insurance–(continued)
Legal & General Group PLC (United Kingdom)	162,173	$510,112
Prudential PLC (Hong Kong)(g)	3,211	53,210
		1,922,941
Life Sciences Tools & Services–0.84%
Agilent Technologies, Inc.	12,610	1,917,729
Avantor, Inc.(d)	13,965	333,764
Charles River Laboratories International, Inc.(d)	1,005	244,466
Danaher Corp.	1,258	332,590
Illumina, Inc.(d)	2,122	454,532
IQVIA Holdings, Inc.(d)	2,899	665,060
Lonza Group AG (Switzerland)	1,703	972,200
Mettler-Toledo International, Inc.(d)	435	666,820
Repligen Corp.(d)	2,534	469,550
Samsung Biologics Co. Ltd. (South Korea)(d)(e)	1,970	1,274,630
Sartorius Stedim Biotech (France)	2,469	862,570
Wuxi Biologics Cayman, Inc. (China)(d)(e)	126,800	1,055,538
		9,249,449
Managed Health Care–0.10%
Humana, Inc.	1,048	536,262
Molina Healthcare, Inc.(d)	1,959	610,875
		1,147,137
Movies & Entertainment–0.19%
CTS Eventim AG & Co. KGaA (Germany)(d)	16,198	1,132,570
Liberty Media Corp.-Liberty Formula One, Class C(d)	6,303	446,252
Universal Music Group N.V. (Netherlands)	17,438	446,114
Walt Disney Co. (The)(d)	929	100,787
		2,125,723
Multi-line Insurance–0.02%
Allianz SE (Germany)	814	194,190
Oil & Gas Exploration & Production–0.04%
Diamondback Energy, Inc.	3,068	448,296
Oil & Gas Refining & Marketing–0.15%
Reliance Industries Ltd. (India)	57,182	1,646,969
Oil & Gas Storage & Transportation–0.11%
Cheniere Energy, Inc.	6,157	940,728
Targa Resources Corp.	3,864	289,877
		1,230,605
Other Diversified Financial Services–0.57%
FirstRand Ltd. (South Africa)	170,855	634,146
Housing Development Finance Corp. Ltd. (India)	176,365	5,662,295
		6,296,441
Packaged Foods & Meats–0.05%
Barry Callebaut AG (Switzerland)	124	258,664
Lamb Weston Holdings, Inc.	2,669	266,607
		525,271
Shares		Value
Paper Packaging–0.03%
Avery Dennison Corp.	1,688	$319,775
Personal Products–0.12%
LG H&H Co. Ltd. (South Korea)	426	259,120
L’Oreal S.A. (France)	2,420	999,659
		1,258,779
Pharmaceuticals–0.50%
AstraZeneca PLC, ADR (United Kingdom)	3,113	203,497
Daiichi Sankyo Co. Ltd. (Japan)	7,100	223,137
Novo Nordisk A/S, Class B (Denmark)	34,262	4,744,726
Phathom Pharmaceuticals, Inc.(d)	7,752	92,481
Royalty Pharma PLC, Class A	5,215	204,376
		5,468,217
Property & Casualty Insurance–0.02%
W.R. Berkley Corp.	3,330	233,566
Railroads–0.01%
Canadian Pacific Railway Ltd. (Canada)	1,906	150,383
Real Estate Development–0.04%
Oberoi Realty Ltd. (India)	41,851	421,172
Real Estate Operating Companies–0.02%
Hongkong Land Holdings Ltd. (Hong Kong)	40,000	195,475
Research & Consulting Services–0.27%
Booz Allen Hamilton Holding Corp.	4,727	447,363
CoStar Group, Inc.(d)	9,550	743,945
Dun & Bradstreet Holdings, Inc.	6,840	100,206
Equifax, Inc.	5,783	1,284,983
Nihon M&A Center Holdings, Inc. (Japan)	40,000	408,494
		2,984,991
Restaurants–0.62%
Chipotle Mexican Grill, Inc.(d)	508	836,361
Compass Group PLC (United Kingdom)	62,483	1,489,713
Yum China Holdings, Inc. (China)	72,916	4,492,355
		6,818,429
Semiconductor Equipment–0.23%
AIXTRON SE (Germany)	8,224	243,726
ASML Holding N.V. (Netherlands)	3,369	2,231,166
Lam Research Corp.	143	71,514
		2,546,406
Semiconductors–1.26%
Analog Devices, Inc.	18,107	3,104,807
First Solar, Inc.(d)	2,057	365,323
GLOBALFOUNDRIES, Inc.(d)	6,104	361,845
Lattice Semiconductor Corp.(d)	6,911	523,785
Marvell Technology, Inc.	16,792	724,575
MediaTek, Inc. (Taiwan)	43,000	1,041,998
Monolithic Power Systems, Inc.	1,683	717,900
NVIDIA Corp.	1,781	347,954
Silergy Corp. (China)	26,000	529,881
STMicroelectronics N.V., New York Shares (Singapore)	5,454	257,538
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	332,000	$5,857,208
		13,832,814
Soft Drinks–0.14%
Britvic PLC (United Kingdom)	63,236	607,007
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	28,416	248,901
Monster Beverage Corp.(d)	6,286	654,247
		1,510,155
Specialized REITs–0.05%
SBA Communications Corp., Class A	1,885	560,844
Specialty Chemicals–0.14%
Albemarle Corp.	787	221,501
Ecolab, Inc.	1,231	190,596
Sika AG (Switzerland)	3,991	1,136,244
		1,548,341
Specialty Stores–0.20%
Five Below, Inc.(d)	2,054	404,905
JD Sports Fashion PLC (United Kingdom)	136,930	276,042
Tractor Supply Co.	2,647	603,490
Ulta Beauty, Inc.(d)	1,769	909,195
		2,193,632
Steel–0.14%
Steel Dynamics, Inc.	2,337	281,936
Vale S.A., ADR (Brazil)	66,366	1,239,717
		1,521,653
Systems Software–0.08%
Microsoft Corp.	3,393	840,819
Technology Hardware, Storage & Peripherals–0.12%
Samsung Electronics Co. Ltd. (South Korea)	26,744	1,336,769
Trading Companies & Distributors–0.20%
Ferguson PLC	6,480	911,747
RS GROUP PLC (United Kingdom)	45,896	534,675
United Rentals, Inc.(d)	1,807	796,797
		2,243,219
Trucking–0.09%
J.B. Hunt Transport Services, Inc.	2,011	380,180
Old Dominion Freight Line, Inc.	1,976	658,482
		1,038,662
Wireless Telecommunication Services–0.09%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	45,476	951,813
Total Common Stocks & Other Equity Interests (Cost $210,715,421)		228,534,557
Principal Amount		Value
U.S. Treasury Securities–20.72%
U.S. Treasury Notes–20.72%
3.88%, 12/31/2027(h)	$23,390,000	$23,656,792
3.88%, 12/31/2029(h)	68,550,000	69,867,446
1.88%, 02/15/2032(h)	152,780,000	134,082,354
Total U.S. Treasury Securities (Cost $235,394,583)		227,606,592
Shares
Preferred Stocks–0.13%
Diversified Banks–0.04%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	466,427
Diversified Support Services–0.09%
Harambee Re Ltd., Pfd.(f)	223	21,000
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(f)	116,394	135,015
Mt. Logan Re Ltd., Pfd.(f)	1,737	729,125
Thopas Re Ltd., Pfd.(f)	73	66
Turing Re Ltd., Series 2019-1, Pfd.(e)(f)	13,286	35,918
Viribus Re Ltd., Pfd.(f)	399,749	25,613
		946,737
Total Preferred Stocks (Cost $4,933,787)		1,413,164
Principal Amount
Event-Linked Bonds–0.12%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 03/10/2023(e)(f)(i)	$15,000	0
Other Diversified Financial Services–0.12%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(e)(f)(i)	10,800	119,865
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 12/31/2024(e)(f)(i)	15,621	19,385
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(e)(f)(i)	1,800,000	1,220,897
		1,360,147
Total Event-Linked Bonds (Cost $1,841,421)		1,360,147
Shares
Money Market Funds–4.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(b)(j)	17,378,603	17,378,603
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(b)(j)	12,409,662	12,413,385
Invesco Treasury Portfolio, Institutional Class, 4.30%(b)(j)	19,861,261	19,861,261
Total Money Market Funds (Cost $49,653,249)		49,653,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $990,582,187)		1,082,558,707
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Invesco Private Government Fund, 4.36%(b)(j)(k)	2,538,724	$2,538,724
Invesco Private Prime Fund, 4.59%(b)(j)(k)	6,526,347	6,528,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,067,028)		9,067,028
TOTAL INVESTMENTS IN SECURITIES–99.40% (Cost $999,649,215)		1,091,625,735
OTHER ASSETS LESS LIABILITIES—0.60%		6,596,841
NET ASSETS–100.00%		$1,098,222,576
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco BulletShares 2023 Corporate Bond ETF	$136,622,570	$-	$(137,073,790)	$261,980	$189,240	$-	$63,124
Invesco Emerging Markets Sovereign Debt ETF	-	31,591,416	-	1,910,496	-	33,501,912	508,431
Invesco High Yield Bond Factor ETF	22,644,420	-	(107,729)	920,109	-	23,456,800	404,253
Invesco International Developed Dynamic Multifactor ETF	91,450,714	20,568,491	-	20,850,836	-	132,870,041	131,735
Invesco Russell 1000® Dynamic Multifactor ETF	207,235,310	-	(10,526,566)	16,546,250	3,978,696	217,233,690	915,262
Invesco Russell 2000® Dynamic Multifactor ETF	56,866,274	-	-	3,648,571	-	60,514,845	248,923
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,265,568	57,014,451	(44,901,416)	-	-	17,378,603	182,309
Invesco Liquid Assets Portfolio, Institutional Class	3,771,624	40,724,608	(32,082,913)	(96)	162	12,413,385	136,851
Invesco Treasury Portfolio, Institutional Class	6,017,793	65,159,373	(51,315,905)	-	-	19,861,261	208,335
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,044,769	99,060,834	(100,566,879)	-	-	2,538,724	110,045*
Invesco Private Prime Fund	10,398,787	203,235,613	(207,109,722)	(572)	4,198	6,528,304	319,348*
Investments in Other Affiliates:
Lion Rock Re Ltd.	23,596	-	-	13,904	(37,500)	-	-
Total	$544,341,425	$517,354,786	$(583,684,920)	$44,151,478	$4,134,796	$526,297,565	$3,228,616

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Non-income producing security.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $8,838,368, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Zero coupon bond issued at a discount.
(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	490	March-2023	$100,205,000	$2,981,880	$2,981,880
MSCI Emerging Markets Index	1,339	March-2023	69,935,970	3,890,415	3,890,415
Nikkei 225 Index	56	March-2023	11,745,093	77,595	77,595
S&P/TSX 60 Index	43	March-2023	8,104,573	282,129	282,129
SPI 200 Index	62	March-2023	8,123,449	292,705	292,705
Subtotal				7,524,724	7,524,724
Interest Rate Risk
U.S. Treasury 5 Year Notes	986	March-2023	107,712,797	(320,921)	(320,921)
Subtotal—Long Futures Contracts				7,203,803	7,203,803
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	613	March-2023	(59,442,610)	(3,918,317)	(3,918,317)
EURO STOXX 600 Index	191	March-2023	(4,705,252)	(13,802)	(13,802)
Subtotal—Short Futures Contracts				(3,932,119)	(3,932,119)
Total Futures Contracts				$3,271,684	$3,271,684

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/15/2023	Bank of America, N.A.	GBP	2,300,000	USD	2,838,694	$565
03/15/2023	Bank of America, N.A.	USD	2,438,356	CAD	3,285,000	31,290
03/15/2023	Bank of America, N.A.	USD	2,857,358	CHF	2,660,000	61,074
03/15/2023	Bank of America, N.A.	USD	2,950,564	DKK	20,720,000	86,281
03/15/2023	Bank of America, N.A.	USD	2,160,279	KRW	2,808,600,000	120,325
03/15/2023	Bank of America, N.A.	USD	17,447,652	SGD	23,945,000	793,702
03/15/2023	Barclays Bank PLC	USD	3,808,492	AUD	5,650,000	186,008
03/15/2023	Barclays Bank PLC	USD	978,387	SGD	1,325,000	31,001
03/02/2023	Citibank, N.A.	USD	12,818,618	BRL	69,078,000	721,308
03/15/2023	Citibank, N.A.	USD	15,149,917	IDR	236,672,000,000	616,851
03/16/2023	Citibank, N.A.	USD	15,182,168	HUF	6,113,210,000	1,571,435
03/15/2023	Deutsche Bank AG	CAD	2,030,000	USD	1,526,387	244
03/15/2023	Deutsche Bank AG	USD	2,837,986	AUD	4,015,000	583
03/15/2023	Deutsche Bank AG	USD	423,123	CZK	9,830,000	25,237
03/15/2023	Deutsche Bank AG	USD	31,301,927	JPY	4,219,300,000	1,296,026
03/15/2023	Deutsche Bank AG	USD	1,746,623	NOK	17,420,000	1,929
03/15/2023	Deutsche Bank AG	USD	15,911,800	PLN	72,090,000	678,990
03/15/2023	Deutsche Bank AG	USD	429,120	ZAR	7,560,000	3,812
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/15/2023	Goldman Sachs International	KRW	4,295,000,000	USD	3,488,948	$1,377
03/15/2023	J.P. Morgan Chase Bank, N.A.	TWD	36,000,000	USD	1,205,828	876
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	5,865,856	CAD	7,950,000	110,911
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	15,114,004	COP	73,552,300,000	510,744
03/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	550,000,000	USD	1,507,413	107
03/15/2023	Morgan Stanley and Co. International PLC	JPY	3,800,100,000	USD	29,362,357	3,108
03/15/2023	Morgan Stanley and Co. International PLC	SGD	2,430,000	USD	1,851,207	28
03/15/2023	Morgan Stanley and Co. International PLC	USD	48,591,667	EUR	45,920,000	1,461,586
03/15/2023	Morgan Stanley and Co. International PLC	USD	21,425,476	GBP	17,625,000	323,234
03/15/2023	Morgan Stanley and Co. International PLC	USD	431,044	MYR	1,880,000	11,506
03/15/2023	Morgan Stanley and Co. International PLC	USD	2,069,449	NZD	3,270,000	45,018
03/15/2023	UBS AG	USD	3,822,869	CNY	25,750,000	539
03/15/2023	UBS AG	USD	5,134,920	DKK	35,040,000	749
Subtotal—Appreciation						8,696,444
Currency Risk
03/15/2023	Bank of America, N.A.	AUD	19,445,000	USD	13,112,473	(634,969)
03/15/2023	Bank of America, N.A.	CLP	513,000,000	USD	574,468	(65,851)
03/15/2023	Bank of America, N.A.	INR	1,260,780,000	USD	15,205,912	(167,609)
03/15/2023	Bank of America, N.A.	KRW	32,873,700,000	USD	25,282,405	(1,411,281)
03/15/2023	Bank of America, N.A.	USD	8,550,056	CHF	7,790,000	(3,218)
03/15/2023	Bank of America, N.A.	USD	14,447,220	NOK	142,430,000	(150,651)
03/15/2023	Barclays Bank PLC	EUR	18,340,000	USD	19,985,960	(4,822)
03/15/2023	Barclays Bank PLC	USD	3,245,775	HKD	25,355,000	(5,508)
03/15/2023	Barclays Bank PLC	USD	1,000,860	ZAR	17,450,000	(1,567)
03/15/2023	BNP Paribas S.A.	PLN	15,570,000	USD	3,581,147	(2,132)
03/15/2023	Citibank, N.A.	THB	519,340,000	USD	14,995,741	(803,378)
03/15/2023	Citibank, N.A.	USD	420,921	PEN	1,620,000	(1,073)
03/15/2023	Citibank, N.A.	USD	1,310,861	THB	42,910,000	(5,473)
03/15/2023	Deutsche Bank AG	CHF	15,835,000	USD	16,877,161	(496,287)
03/15/2023	Goldman Sachs International	TWD	486,695,000	USD	16,103,997	(186,114)
03/15/2023	J.P. Morgan Chase Bank, N.A.	CNY	37,800,000	USD	5,460,223	(152,393)
03/15/2023	J.P. Morgan Chase Bank, N.A.	DKK	54,335,000	USD	7,652,397	(311,260)
03/15/2023	J.P. Morgan Chase Bank, N.A.	PHP	841,900,000	USD	14,891,660	(482,367)
03/15/2023	Morgan Stanley and Co. International PLC	CNY	196,640,000	USD	27,708,966	(1,488,513)
03/15/2023	Morgan Stanley and Co. International PLC	EUR	10,480,000	USD	10,947,888	(475,416)
03/15/2023	Morgan Stanley and Co. International PLC	JPY	2,716,020,000	USD	20,153,583	(830,156)
03/15/2023	Morgan Stanley and Co. International PLC	MXN	81,505,000	USD	4,067,572	(229,043)
03/15/2023	Morgan Stanley and Co. International PLC	USD	14,056,860	SEK	144,475,000	(210,256)
03/15/2023	UBS AG	NZD	26,645,000	USD	16,660,026	(569,324)
Subtotal—Depreciation						(8,688,661)
Total Forward Foreign Currency Contracts						$7,783

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.01%	Quarterly	389,000	May—2023	USD	100,364,334	$—	$5,319,961	$5,319,961
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR + 0.27%	Quarterly	399,000	May—2023	USD	100,779,420	$—	$(4,365,060)	$(4,365,060)
J.P. Morgan Chase Bank, N.A.	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.22%	Monthly	11,200	September—2023	USD	48,448,837	—	(1,415,192)	(1,415,192)
Subtotal — Depreciation									—	(5,780,252)	(5,780,252)
Total — Total Return Swap Agreements									$—	$(460,291)	$(460,291)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,780,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$573,990,998	$—	$—	$573,990,998
Common Stocks & Other Equity Interests	113,520,939	115,013,618	—	228,534,557
U.S. Treasury Securities	—	227,606,592	—	227,606,592
Preferred Stocks	—	—	1,413,164	1,413,164
Event-Linked Bonds	—	—	1,360,147	1,360,147
Money Market Funds	49,653,249	9,067,028	—	58,720,277
Total Investments in Securities	737,165,186	351,687,238	2,773,311	1,091,625,735
Other Investments - Assets*
Futures Contracts	7,524,724	—	—	7,524,724
Forward Foreign Currency Contracts	—	8,696,444	—	8,696,444
Swap Agreements	—	5,319,961	—	5,319,961
	7,524,724	14,016,405	—	21,541,129
Other Investments - Liabilities*
Futures Contracts	(4,253,040)	—	—	(4,253,040)
Forward Foreign Currency Contracts	—	(8,688,661)	—	(8,688,661)
Swap Agreements	—	(5,780,252)	—	(5,780,252)
	(4,253,040)	(14,468,913)	—	(18,721,953)
Total Other Investments	3,271,684	(452,508)	—	2,819,176
Total Investments	$740,436,870	$351,234,730	$2,773,311	$1,094,444,911

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund